Related party transactions and balances	6 Months Ended
Jun. 30, 2026
Related party transactions and balances

14. Related party transactions and balances

Compensation of key management personnel and directors

Key management includes members of the Board of Directors, the Chief Executive Officer and the Chief Financial Officer.

During the six months ended June 30, 2026, the compensation incurred to the key management are as follows:

●	Chief Executive Officer – $87,051 (2025 – $44,001);

●	Chief Financial Officer – $71,817 (2025 – $50,211);

●	Director, Executive Technical Director - $39,173 (2025 – $Nil);

●	2,800,000 (2025 – Nil) stock options granted to directors and officers were valued at $690,316 (2025 - $Nil) at the grant date, of which $345,560 was recorded in the statement of loss and comprehensive loss during six months ended June 30, 2026.

Amounts due to related parties

Included in trade and other payables as of June 30, 2026 is $16,330 (December 31, 2025 – $20,673) due to key management for fees and the reimbursement of expenditures.